Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

April 30, 2020 (Unaudited)

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund), a diversified series of Eaton Vance Municipals Trust II, invests all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At April 30, 2020, the value of the Fund’s investment in the Portfolio was $684,214,748 and the Fund owned 98.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

5-to-15 Year Laddered Municipal Bond Portfolio

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 91.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	$500	$514,015
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,325	1,519,179

		$2,033,194

Education — 3.0%
Arizona State University, 5.00%, 7/1/35	$1,500	$1,879,485
Arizona State University, 5.00%, 7/1/36	1,000	1,247,010
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	233,784
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	676,565
Colorado School of Mines, 4.00%, 12/1/34	890	974,532
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	984,489
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,138,970
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	575,831
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/25	5,000	6,032,950
Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,118,900
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	214,072
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	900,098
Saginaw Valley State University, MI, 5.00%, 7/1/27	500	597,470
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,192,360
University of North Carolina at Greensboro, 5.00%, 4/1/33	1,085	1,210,046
Virginia Commonwealth University, 4.00%, 11/1/34	1,145	1,304,361
Western Michigan University, 5.00%, 11/15/24	300	349,290

		$20,630,213

Electric Utilities — 2.3%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,167,520
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	365	425,699
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,166,300
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,174,790
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	294,075
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	114,194
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	888,336
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34(1)	770	874,597
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/35(1)	500	565,430
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/36(1)	650	732,056
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	585,305
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	581,995
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	347,007
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	301,497
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	289,125
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	288,370

Security	Principal Amount (000’s omitted)	Value
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	$250	$287,743
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	346,980
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	461,712
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,290,195
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,723,785
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,147,810
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	300	343,515
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	287,040

		$15,685,076

General Obligations — 27.8%
Abilene Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	$700	$812,273
Addison, TX, 5.00%, 2/15/26	270	298,858
Anchorage, AK, 5.00%, 9/1/24	250	290,775
Anchorage, AK, 5.00%, 9/1/25	100	119,338
Anchorage, AK, 5.00%, 9/1/27	780	924,199
Belding Area Schools, MI, 5.00%, 5/1/28	250	300,778
Belding Area Schools, MI, 5.00%, 5/1/30	250	299,665
Birmingham, AL, 5.00%, 12/1/25	1,050	1,254,393
Birmingham, AL, 5.00%, 12/1/27	2,460	3,068,407
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	1,500	1,764,990
Brookline, MA, 5.00%, 3/15/30	2,695	3,462,105
Brookline, MA, 5.00%, 3/15/31	4,075	5,203,856
Burlington, VT, 5.00%, 11/1/27	305	380,253
Burlington, VT, 5.00%, 11/1/29	235	302,617
Burlington, VT, 5.00%, 11/1/30	300	383,073
Burlington, VT, Series 2016A, 5.00%, 11/1/25	300	358,353
Burlington, VT, Series 2016A, 5.00%, 11/1/26	150	183,365
Burlington, VT, Series 2019A, 5.00%, 11/1/25	150	179,177
Burlington, VT, Series 2019A, 5.00%, 11/1/26	210	256,710
California, 4.00%, 9/1/26	320	367,162
California, 4.00%, 8/1/36	5,000	5,458,600
California, 5.00%, 8/1/24	1,390	1,598,403
California, 5.00%, 8/1/26	2,010	2,365,448
California, 5.00%, 4/1/29	5,000	6,354,650
California, 5.00%, 8/1/32	1,590	1,882,258
Cape May County, NJ, 3.00%, 10/1/31	1,000	1,055,920
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	709,600
Clark County, NV, 4.00%, 11/1/34	2,375	2,558,017
Collin County, TX, 5.00%, 2/15/25	1,605	1,886,469
Colonial School District, PA, 5.00%, 2/15/32	100	118,074
Colonial School District, PA, 5.00%, 2/15/33	200	235,590
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/32	650	766,018
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	350	407,449
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	770,591
Dallas, TX, 5.00%, 2/15/29	2,775	3,123,734
Dallas, TX, 5.00%, 2/15/31	3,615	3,965,836
Delaware, 5.00%, 1/1/27	2,020	2,511,042
Delaware, 5.00%, 2/1/29	1,000	1,268,730
Denton County, TX, 4.00%, 7/15/31	1,500	1,729,185
District of Columbia, 5.00%, 6/1/33	6,690	7,577,897
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	402,588

Security	Principal Amount (000’s omitted)	Value
Dublin City School District, OH, 5.00%, 12/1/29	$500	$641,610
Easton Area School District, PA, 5.00%, 2/1/31	1,650	2,031,133
Edinburg, TX, 5.00%, 3/1/25	310	362,598
Fayette County School District, GA, 5.25%, 9/1/24	1,175	1,379,003
Flower Mound, TX, 5.00%, 3/1/27	510	615,264
Franklin County, OH, 4.25%, 12/1/35	1,250	1,332,250
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	445,124
Georgia, 5.00%, 2/1/32	1,000	1,216,560
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	600,305
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,023,988
Hawaii, 5.00%, 1/1/30	4,000	5,047,400
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,208,110
Homewood, AL, 5.00%, 9/1/28	2,000	2,426,220
Homewood, AL, 5.00%, 9/1/29	2,000	2,414,460
Honolulu City and County, HI, 3.00%, 9/1/31	1,510	1,607,606
Illinois, 5.00%, 9/1/27	12,035	11,684,661
Illinois, 5.00%, 3/1/28	2,000	1,936,940
Illinois, 5.00%, 4/1/29	1,190	1,148,481
Illinois, 5.00%, 3/1/34	6,000	5,683,920
Illinois, 5.00%, 3/1/35	1,000	940,030
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,125,050
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,944,749
Lakeland, FL, 5.00%, 10/1/25	635	742,410
Lakeland, FL, 5.00%, 10/1/28	1,500	1,748,295
Lakeland, FL, 5.00%, 10/1/30	1,000	1,161,410
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	600	406,536
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,813,328
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,870,745
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	232,180
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	349,722
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,186,450
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	616,442
Morris Township, NJ, 3.00%, 11/1/27	440	480,537
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	156,023
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	228,209
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	397,385
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	846,263
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,030,795
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	837,166
New Hampshire, 4.00%, 12/1/33	2,285	2,603,712
New York, NY, 5.00%, 8/1/25	2,000	2,321,880
Oregon, 2.20%, 6/1/24	815	842,025
Oregon, 2.25%, 12/1/24	1,000	1,035,720
Oregon, 2.35%, 6/1/25	165	172,074
Oregon, 2.40%, 12/1/25	1,050	1,100,232
Oregon, 2.50%, 6/1/26	1,070	1,129,813
Pasadena, TX, 4.00%, 2/15/28	500	558,855
Pasadena, TX, 4.00%, 2/15/29	150	167,435

Security	Principal Amount (000’s omitted)	Value
Pasadena, TX, 4.00%, 2/15/30	$500	$556,405
Pasadena, TX, 4.00%, 2/15/31	650	720,154
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	941,428
Pennsylvania, 4.00%, 6/1/30	5,000	5,234,600
Pennsylvania, 4.00%, 6/15/31	235	252,858
Pennsylvania, 5.00%, 7/1/24	490	561,104
Philadelphia, PA, 5.00%, 2/1/24	1,050	1,189,335
Philadelphia, PA, 5.00%, 2/1/26	1,150	1,359,311
Philadelphia, PA, 5.00%, 2/1/31	2,250	2,847,082
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,137,083
Plano Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/30	2,225	2,376,901
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,303,020
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	539,725
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	578,329
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	617,989
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	647,156
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	675,085
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	697,113
Romeo Community Schools, MI, 5.00%, 5/1/30	700	835,961
Romulus, MI, 4.00%, 11/1/31	250	275,438
Romulus, MI, 4.00%, 11/1/32	200	218,116
Romulus, MI, 4.00%, 11/1/33	250	271,375
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,926,144
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	502,843
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	335,613
Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,357,180
South Texas College District, 5.00%, 8/15/30	1,295	1,446,049
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,291,158
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,231,670
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,086,597
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,223,160
Stamford, CT, 4.00%, 8/1/27	650	736,125
Sun Valley, ID, 5.00%, 9/15/25	755	905,388
Sun Valley, ID, 5.00%, 9/15/26	695	855,045
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	620,271
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	540,801
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	574,117
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	594,342
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	609,697
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	635,829
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	721,290
Washington, 5.00%, 8/1/28	1,485	1,806,309
Washington, 5.00%, 8/1/29	1,400	1,695,456
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	265	248,814
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,213,042
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	398,531
Williamson County, TX, 5.00%, 2/15/28	300	342,087
York County, PA, 5.00%, 6/1/27	1,225	1,429,220

		$191,969,896

Security	Principal Amount (000’s omitted)	Value
Hospital — 10.7%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	$250	$288,895
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	104,988
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	888,907
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	40,745
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	384,047
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/34	2,000	2,220,220
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/35	3,000	3,314,850
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,658,650
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	178,472
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,498,360
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	1,042,590
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	1,815	1,928,673
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,240,640
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	576,270
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,100,250
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,093,150
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,127,390
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	282,940
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	282,138
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	280,253
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,269,600
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,689,165
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,240,160
Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.79%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	4,865	4,777,430
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,096,790
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	652,096
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	613,976
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	577,500
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	245	279,805
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,315	1,450,195
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	562,630
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	543,635
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,106,860
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	531,375

Security	Principal Amount (000’s omitted)	Value
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	$500	$538,485
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/28	1,340	1,423,884
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/29	775	820,330
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	453,436
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	577,450
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	572,335
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,160,930
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	826,126
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	823,473
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	605,836
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	809,767
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	113,576
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,137,990
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/34	1,140	1,141,630
North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 5.00%, 12/1/33	2,930	3,073,687
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,693,992
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,159,520
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	271,915
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	159,965
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	337,893
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	571,140
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	692,950
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,950,732
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	392,420
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	382,781
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	300	345,543
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	205	234,217

Security	Principal Amount (000’s omitted)	Value
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	$500	$569,110
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	451,032
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	300	335,721
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,838,671
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	465,748

		$73,855,930

Housing — 2.9%
California Housing Finance Agency, 4.00%, 3/20/33	$4,726	$4,551,885
Connecticut Housing Finance Authority, 3.60%, 11/15/30	145	152,396
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,058,920
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	930	942,341
Minnesota Housing Finance Agency, 2019 Series A, 4.00%, 8/1/34	295	331,592
Minnesota Housing Finance Agency, 2019 Series A, 4.00%, 8/1/35	440	490,261
Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/33	525	594,620
Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/34	240	269,770
Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/35	285	317,556
New York City Housing Development Corp., NY, 2.65%, 11/1/27	870	905,948
New York City Housing Development Corp., NY, 2.80%, 5/1/29	655	681,593
New York City Housing Development Corp., NY, 2.85%, 11/1/29	300	312,183
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	190	194,484
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	231,023
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	235,021
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	146,285
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	114,801
New York Mortgage Agency, 2.30%, 10/1/30	1,000	1,015,720
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,071,630
Seattle Housing Authority, WA, 2.625%, 12/1/23	110	114,212
Seattle Housing Authority, WA, 2.75%, 12/1/24	480	503,602
Seattle Housing Authority, WA, 2.875%, 12/1/25	900	955,908
Seattle Housing Authority, WA, 3.00%, 12/1/26	920	991,291
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	265,457
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,745	1,898,543
Virginia Housing Development Authority, 2.55%, 5/1/27	630	651,615
Virginia Housing Development Authority, 3.80%, 12/1/35	785	850,995
Washington Housing Finance Commission, 2.25%, 6/1/25	105	108,625
Washington Housing Finance Commission, 2.30%, 12/1/25	130	134,679
Washington Housing Finance Commission, 2.40%, 6/1/26	105	108,821

		$20,201,777

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 0.7%
Northern Arizona University, (BAM), 5.00%, 6/1/31	$1,100	$1,382,711
Northern Arizona University, (BAM), 5.00%, 6/1/32	500	623,245
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/28	1,065	1,281,291
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	1,000	1,200,460

		$4,487,707

Insured-Escrowed/Prerefunded — 0.0%(3)
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$100	$119,263

		$119,263

Insured-General Obligations — 1.2%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,130	$1,180,647
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,505	1,566,825
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	635,059
New Britain, CT, (BAM), 5.00%, 3/1/25	135	157,013
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,937
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	521,493
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	371,391
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	789,857
Yonkers, NY, (BAM), Series 2019A, 5.00%, 5/1/31	1,000	1,269,030
Yonkers, NY, (BAM), Series 2019B, 5.00%, 5/1/31	1,200	1,521,636

		$8,018,888

Insured-Lease Revenue/Certificates of Participation — 0.9%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,565,136
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,451,137
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	294,108
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	117,062
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	463,808
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	231,300
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	472,939
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	360,965
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	429,447
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	724,687
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	310	368,695

		$6,479,284

Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$132,441
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	496,461

		$628,902

Insured-Transportation — 1.8%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	$350	$405,640
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	593,850
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	378,979

Security	Principal Amount (000’s omitted)	Value
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$375	$443,269
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/30	1,000	1,190,100
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/31	1,250	1,477,587
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	1,650	1,938,387
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	2,450	2,860,963
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	2,891,173

		$12,179,948

Insured-Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	$150	$172,447
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	293,845

		$466,292

Lease Revenue/Certificates of Participation — 6.4%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,119,530
Aspen Fire Protection District, CO, 4.00%, 12/1/29	150	177,282
Aspen Fire Protection District, CO, 4.00%, 12/1/30	235	274,031
Aspen Fire Protection District, CO, 4.00%, 12/1/31	250	287,935
Aspen Fire Protection District, CO, 4.00%, 12/1/32	205	233,751
Broward County School Board, FL, 5.00%, 7/1/25	500	592,675
Broward County School Board, FL, 5.00%, 7/1/27	500	600,715
Broward County School Board, FL, 5.00%, 7/1/29	500	597,150
Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,442,887
California Public Works Board, 5.00%, 11/1/29	1,000	1,192,930
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	604,040
Colorado Department of Transportation, 5.00%, 6/15/30	350	417,137
Colorado Department of Transportation, 5.00%, 6/15/31	310	368,472
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	500	561,245
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,503,880
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,481,230
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	238,338
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	148,739
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	620,092
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	656,321
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	690,920
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	715,226
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	741,305
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	513,029
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,771,261
Medina City School District, OH, 5.00%, 12/1/24	300	346,971
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,674,156
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,370,680
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	984,292
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,187,360
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,213,140
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,260,138

Security	Principal Amount (000’s omitted)	Value
Palm Beach County School Board, FL, 5.00%, 8/1/31	$4,000	$4,637,240
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,523,600
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	464,822
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	579,055
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,014,339
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,130,348
South Dakota Building Authority, 5.00%, 6/1/26	500	606,330
South Dakota Building Authority, 5.00%, 6/1/27	635	730,110
South Dakota Building Authority, 5.00%, 6/1/28	210	246,569
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	233,546
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	360	374,980
Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,320,952

		$44,448,749

Other Revenue — 11.0%
Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,021,184
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/33	690	785,020
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/34	810	917,746
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/35	760	856,672
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,183,920
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,180,830
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/32	825	970,076
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/33	640	750,310
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/34	510	596,720
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	184,431
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00%, 7/1/24	5,000	5,248,750
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,302,350
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	19,000	20,492,830
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,602,900
Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00%, 12/1/32	2,355	2,960,847
Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00%, 12/1/34	2,425	3,019,440
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	606,035
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	275	331,669
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 12/2/24 (Put Date), 8/1/49	2,500	2,683,475
Mississippi Development Bank, Special Obligation Bond, (East Mississippi Correctional Facility), 5.00%, 8/1/25	1,000	1,175,730
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,479,576
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/27	200	250,276
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/28	250	318,755
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/29	325	420,657

Security	Principal Amount (000’s omitted)	Value
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/31	$250	$318,530
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/32	550	695,030
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/33	300	377,007
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/34	300	375,108
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/35	700	870,345
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	3,000	3,182,790
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,318,195
San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27	1,000	1,004,950
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	350	408,349
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,320,050
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,944,750
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,176,280

		$76,331,583

Senior Living/Life Care — 2.6%
Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,392,975
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/24	160	164,166
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/28	1,480	1,517,163
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/30	1,655	1,815,022
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	350	378,843
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/33	600	643,200
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/34	685	729,614
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/35	615	652,429
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	875	866,600
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	50,625
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	910	915,223
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	109,826
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	587,328
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,074,630
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	259,785
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	273,740
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	233,575
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	899,470

Security	Principal Amount (000’s omitted)	Value
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	$600	$607,926
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	604,716
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	200,776
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	250,353
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	153,867
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	102,808
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	1,100	1,131,515
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	51,209
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	127,326
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	226,337
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	203,058
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	683,086
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	253,823

		$18,161,014

Special Tax Revenue — 2.7%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	$500	$590,645
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	293,845
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,232,665
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,071,099
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,128,837
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,061,819
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	869,270
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	1,200	1,306,596
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	525,765
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,087,352
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,000	5,808,650
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/33	1,190	1,337,001
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	114,636
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	158,269
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,212,780

		$18,799,229

Transportation — 13.1%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$2,418,010
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,928,772
Central Florida Expressway Authority, 4.00%, 7/1/35	3,350	3,551,301
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,138,050

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	$150	$165,728
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	164,966
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	548,050
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,091,990
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	125	135,476
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,389,351
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,565,420
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,159,020
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,153,460
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	2,942,594
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,338,850
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,505,224
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,545	2,580,655
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	738,959
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,667,471
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,100	2,402,043
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	583,055
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,165,090
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	871,912
Hawaii, Highway Revenue, 5.00%, 1/1/31	805	1,013,270
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	755,261
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	203,791
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	399,311
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	286,330
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	523,920
Massachusetts Department of Transportation, 5.00%, 1/1/30	4,860	6,057,358
Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	1,500	1,508,265
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	415,481
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	2,435	2,450,974
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	176,139
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/26	3,000	3,598,710
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/29	550	635,063
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/30	400	459,960
Port Authority of New York and New Jersey, 5.00%, 9/1/34	3,595	4,303,898
Port of Seattle, WA, 5.00%, 3/1/25	150	169,313
Port of Seattle, WA, 5.00%, 3/1/27	250	280,970
Port of Seattle, WA, 5.00%, 3/1/29	250	279,100
Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/29	225	271,114
Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/31	370	446,298
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,615,161
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/31	300	351,702
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	660	768,425
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/33	600	694,788
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/34	450	519,489
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/34	1,000	535,040
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	500	253,800

Security	Principal Amount (000’s omitted)	Value
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	$11,890	$14,315,441
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,460,171
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,005	1,170,845
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,950,629
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	800,961

		$90,876,425

Water and Sewer — 3.9%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	$300	$358,089
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	134,871
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	117,171
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,760,820
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	654,592
McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,130,900
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	2,124,219
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	727,530
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	602,670
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	669,594
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	744,095
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,195,100
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	615,173
Richmond, VA, Public Utility Revenue, 4.00%, 1/15/36	7,205	8,258,155
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	585,520
Winston-Salem, NC, Water and Sewer System Revenue, 5.00%, 6/1/26	5,000	6,115,600
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	605,222
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	658,097

		$27,057,418

Total Tax-Exempt Investments — 91.5% (identified cost $616,671,374)		$632,430,788

Other Assets, Less Liabilities — 8.5%		$59,051,414

Net Assets — 100.0%		$691,482,202

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2020, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 5.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 3.2% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(3)	Amount is less than 0.05%.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

Liq	-	Liquidity Provider

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Portfolio did not have any open derivative instruments at April 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$632,430,788	$—	$632,430,788
Total Investments	$—	$632,430,788	$—	$632,430,788

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.